Other Receivables	12 Months Ended
Dec. 31, 2020
Disclosure of trade and other receivables [text block] [Abstract]
OTHER RECEIVABLES

NOTE 5:         OTHER RECEIVABLES

			Convenience
			translation (Note 2d)
	December 31,		December 31,
	2019	2020	2020
	N I S		U.S. dollars

Other receivables	9	15	5
Government authorities	258	56	17
Prepaid expenses	202	213	66
	469	284	88